Document and Entity Information Document		6 Months Ended
	Jul. 24, 2019	Jun. 30, 2019
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Jul. 24, 2019
Entity Registrant Name		SLM CORP
Entity Central Index Key	0001032033
Amendment Flag	false
Entity Incorporation, State or Country Code		DE
Entity File Number		001-13251
Entity Tax Identification Number		52-2013874
Entity Address, Address Line One		300 Continental Drive
Entity Address, City or Town		Newark,
Entity Address, State or Province		DE
Entity Address, Postal Zip Code		19713
City Area Code		302
Local Phone Number		451-0200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security		Common stock, par value $.20 per share
Trading Symbol		SLM
Security Exchange Name		NASDAQ
Noncumulative Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Floating Rate Non-Cumulative Preferred Stock, Series B, par value $.20 per share
Trading Symbol		SLMBP
Security Exchange Name		NASDAQ